Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2018
Trade accounts receivable.
Schedule of composition of trade accounts receivable

	Note	2018	2017
Trade accounts receivables		174,931	181,084
Related parties	12	963	3,775
Impairment of trade accounts receivable		(2,690)	(2,146)
		173,204	182,713

Schedule of changes in impairment of trade accounts receivable

	2018	2017
Balance at the beginning of the year	(2,146)	(1,618)
Additions	(1,238)	(3,300)
Reversals	428	2,779
Foreign exchange gains (losses)	266	(7)
Balance at the end of the year	(2,690)	(2,146)

Schedule of analysis of trade accounts receivable by currency

	2018	2017
Brazilian Real	39,000	66,486
US Dollar	133,689	115,879
Other	515	348
	173,204	182,713

Schedule of aging of trade accounts receivable

	2018	2017
Current	146,064	163,196
Up to 3 months past due	28,366	19,775
From 3 to 6 months past due	455	914
Over 6 months past due	1,009	974
	175,894	184,859
Impairment	(2,690)	(2,146)
	173,204	182,713